Share capital - Rio Tinto plc - Summary of share capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Ordinary shares issued	$ 0	$ 0	$ 0
Rio Tinto plc
Disclosure of classes of share capital [line items]
Number of issued and fully paid up share capital beginning balance (in shares)	1,255,795,000	1,255,756,000	1,259,345,000
Issued and fully paid up share capital beginning balance	$ 207	$ 207	$ 207
Ordinary shares issued (in shares)	50,000.000	39,000.000	39,000.000
Shares purchased and cancelled (in shares)	0	0	(3,627,568)
Shares purchased and cancelled	$ 0	$ 0	$ 0
Number of shares held by public at beginning balance (in shares)	1,255,795,000	1,255,756,000
Issued and fully paid up share capital ending balance	$ 207	$ 207	$ 207
Number of issued and fully paid up share capital ending balance (in shares)	1,255,845,000	1,255,795,000	1,255,756,000
Number of shares held by public at ending balance (in shares)	1,255,845,000	1,255,795,000	1,255,756,000
Rio Tinto plc | Shares held by public
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares)	50,000.000	39,000.000	39,000.000
Shares purchased and cancelled (in shares)	0	0	(3,628,000)
Number of shares held by public at beginning balance (in shares)	1,248,141,000	1,246,904,000	1,249,924,000
Shares reissued from treasury under the GESP (in shares)	1,464,000	1,198,000	569,000
Number of shares held (in shares)	6,190,000	7,654,000	8,852,000
Number of shares held by public at ending balance (in shares)	1,249,655,000	1,248,141,000	1,246,904,000
Rio Tinto plc | Special voting share
Disclosure of classes of share capital [line items]
Other share classes	1 only	1 only	1 only
Rio Tinto plc | DLC dividend share
Disclosure of classes of share capital [line items]
Other share classes	1 only	1 only	1 only